Disclosures About Fair Value of Financial Instruments - Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financial assets:
Available-for-sale securities	$ 274,619	$ 276,021
Level 1
Financial assets:
Available-for-sale securities	112,881	74,974
Level 2
Financial assets:
Available-for-sale securities	161,738	201,047
Recurring [Member]
Financial assets:
Available-for-sale securities	274,619	276,021
Recurring [Member] | Level 1
Financial assets:
Available-for-sale securities	112,881	74,974
Recurring [Member] | Level 2
Financial assets:
Available-for-sale securities	161,738	201,047
Commercial Customer | Recurring [Member] | Interest Rate Swap
Financial assets:
Derivative asset	1,307	1,528
Commercial Customer | Recurring [Member] | Interest Rate Cap
Financial Liabilities:
Derivative liability	5	25
Commercial Customer | Recurring [Member] | Level 2 | Interest Rate Swap
Financial assets:
Derivative asset	1,307	1,528
Financial Liabilities:
Derivative liability	698
Commercial Customer | Recurring [Member] | Level 2 | Interest Rate Cap
Financial Liabilities:
Derivative liability	5	25
Correspondent | Recurring [Member] | Interest Rate Swap
Financial assets:
Derivative asset	698
Financial Liabilities:
Derivative liability	1,389	1,612
Correspondent | Recurring [Member] | Interest Rate Cap
Financial assets:
Derivative asset	5	25
Correspondent | Recurring [Member] | Level 2 | Interest Rate Swap
Financial assets:
Derivative asset	698
Financial Liabilities:
Derivative liability	1,389	1,612
Correspondent | Recurring [Member] | Level 2 | Interest Rate Cap
Financial assets:
Derivative asset	$ 5	$ 25